Consolidated Balance Sheets (USD $)	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Current assets
Cash	$ 2,541,743	$ 4,498,237	$ 4,911,350
Trade accounts receivable, net of allowance of $0, $0, and $8,174 at September 30, 2013, December 31, 2012, and December 31, 2011
Other receivables		3,425	293
Prepaid research expenses			209,780
Prepaid expenses and other assets	51,074	100,474	116,565
Assets of segment held for sale		104,265	289,927
Total current assets	2,592,817	4,706,401	5,527,915
Other assets
Property and equipment, net of accumulated depreciation of $332,395 and $308,386		24,009	85,374
Patent portfolio, net of accumulated amortization of $133,785, $0, and $2,146 at September 30, 2013, December 31, 2012, and December 31, 2011	4,967,911
Deposit	29,505	25,625	35,625
Goodwill	1,711,883
Assets of segment held for sale, non-current			6,108
Total assets	9,302,116	4,756,035	5,655,022
Current liabilities
Accounts payable and accrued expenses	486,136	425,774	269,996
Accrued salaries and benefits	48,505	280,263	242,550
Accrued patent costs	1,000,000
Liabilities of segment held for sale	2,551	25,040	380,136
Total current liabilities	1,537,192	731,077	892,682
Deferred rent	45,008	45,081	47,675
Warrant liabilities	39,923	3,125,393	916,621
Total liabilities	1,622,123	3,901,551	1,856,978
Stockholders' equity
Convertible preferred stock, $0.0001 par value, 5,000,000 shares authorized;
Series A: No shares issued and outstanding, at September 30, 2013, December 31, 2012, and December 31, 2011; liquidation preference $1,000 per share
Series B: 1 share issued and outstanding, at September 30, 2013, December 31, 2012, and December 31, 2011; liquidation preference $1,000 per share
Series C: 1 and no shares issued and outstanding, at September 30, 2013, December 31, 2012, and December 31, 2011; liquidation preference $0.0001 per share
Series D: 1,379,685 and no shares issued and outstanding, at September 30, 2013 December 31, 2012, and December 31, 2011; liquidation preference $0.0001 per share	138
Series E: No shares issued and outstanding, at September 30, 2013, December 31, 2012, and December 31, 2011; liquidation preference $0.0001 per share
Series F: No shares issued and outstanding, at September 30, 2013, December 31, 2012, and December 31, 2011; liquidation preference $0.0001 per share
Common stock, $0.0001 par value, 50,000,000 shares authorized; 2,430,305, 814,114, and 155,150 shares issued at September 30, 2013, December 31, 2012, and December 31, 2011 respectively; 2,429,904, 813,713, and 154,749 outstanding shares outstanding at September 30, 2013, December 31, 2012, and December 31, 2011 respectively	244	82	16
Additional Paid-in capital	57,239,275	36,630,406	35,717,008
Treasury stock at cost, 401 shares at September 30, 2013, December 31, 2012, and December 31, 2011, respectively	(464,786)	(464,786)	(464,786)
Accumulated deficit	(49,094,878)	(35,311,218)	(31,454,194)
Total stockholders' equity	7,679,993	854,484	3,798,044
Total liabilities and stockholders' equity	$ 9,302,116	$ 4,756,035	$ 5,655,022